Earnings per share - Summary of Basic Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator
Profit for the period	$ 355	$ 30
Net loss attributable to non-controlling interests	(34)	(29)
Net income for the period attributable to ordinary shareholders	$ 389	$ 59
Denominator
Basic weighted-average ordinary shares outstanding (in shares)	4,088,747	4,099,960
Basic earnings per share attributable to ordinary shareholders (in USD per share)	$ 0.10	$ 0.01